Nontrade Receivables and Allowance for Credit Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 7,277,776	$ 6,239,870
Allowance for credit losses	(41,486)	(72,967)	(92,142)
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	30,272	28,789
Allowance for credit losses	(6,486)	(6,217)	(6,892)
Net nontrade receivables	23,786	22,572
Agents | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	11,557	9,681
Allowance for credit losses	(4,981)	(4,712)
Net nontrade receivables	6,576	4,969
Reinsurer | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	18,715	19,108
Allowance for credit losses	(1,505)	(1,505)
Net nontrade receivables	$ 17,210	$ 17,603